DECONSOLIDATION	12 Months Ended
Dec. 31, 2013
DECONSOLIDATION

4. DECONSOLIDATION

On May 1, 2013, the Company and Pharm Research Associates (UK) Ltd. (“PRA”), a leading global clinical contract research organization, established a joint venture to offer a broad platform of Phase I-IV clinical trial services in China, Hong Kong and Macau. PRA contributed cash of $4.6 million into the Company’s previously 100% owned subsidiary, WuXi AppTec Clinical Research and Regulatory Services Co., Ltd. (“WXCR”) in exchange for 49% of WXCR’s equity interest. Concurrently, the Company’s rights and obligations changed, such that the Company no longer controls WXCR and accordingly the Company deconsolidated WXCR on May 1 2013. Subsequently, the Company has accounted for the fair value of the retained investment in WXCR as long-term investment under the equity method of accounting. The Company estimated the fair value of the retained investment in WXCR using the expected present value of cash flows, a level 3 fair value measurement. No gain or loss was recognized in the consolidated statement of comprehensive income as a result of this deconsolidation. Subsequent to the deconsolidation, WACR changed its name to WuXi PRA Clinical Research (Shanghai) Co. Ltd. (“WuXiPRA”). The Company recognized its share of WuXiPRA’s loss of $1.6 million for the year ended December 31, 2013.